Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue (Detail) (Long-term Debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long-term Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value under the fair value option election	$ (19)	[1]	$ (57)	[1]

[1]	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.